Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

April 12, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Money Market Trust (filing relates solely to Western Asset Government Reserves (the “Fund”)) (File Nos. 2-91556 and 811-04052)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Money Market Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of the Prospectus and the Statement of Additional Information relating to Class A2 shares of the Fund, a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 136 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on April 12, 2016 and became effective on April 12, 2016.

Please call the undersigned at (617) 951-8381 with any comments or questions relating to the filing.

Sincerely,

/s/ Mari A. Wilson

Mari A. Wilson